Subsequent Event - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 07, 2014 Subsequent Event [Member] USD ($)	Jan. 07, 2014 Subsequent Event [Member] CNY
Subsequent Event [Line Items]
Date declared	Aug. 31, 2011				Jan. 07, 2014	Jan. 07, 2014
Amount of dividend paid	$ 8,541				$ 32,361	195,769
Special dividend per ordinary share	$ 0.06	$ 0	$ 0	$ 0	$ 0.24